Related Parties Balances and Transactions (Details) - Schedule of lease expenses - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Lease expenses	[1]	¥ 14,525
Youxiang Group [Member]
Related Party Transaction [Line Items]
Lease expenses	[2]	5,134	12,645	22,336
Revenues	[3]	26,087	20,124	12,116
Property management expense	[4]	5,106	3,668	3,531
Guangdong Advertising Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues	[5]	45,528	77,046	117,796
Purchase of advertisement distribution resources	[6]	1,929	1,081	2,871
Xinjiang Xinzhongshuo Marketing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Promotion consulting expense	[7]			4,350
Purchase of advertisement distribution resources	[6]		5	47,425
Guangdong Advertising Marketing Group [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution resources	[6]	¥ 12,566	¥ 10,418	¥ 8,687

[1]	On July 28, 2021, the Group disposed of one of its subsidiaries, Beijing Ucommune Jingkai Technology Co., Ltd. to Youxiang Group with a consideration of RMB14,525, which was used to settlement the payables due to Youxiang Group. No gain or loss recognized as it is the transaction under common control.
[2]	The amount represents rental expense for the operating lease to Youxiang Group.
[3]	The amount represents consulting, construction and designing services provided to Youxiang Group.
[4]	The amount represents property management services provided by Youxiang Group.
[5]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[6]	The amount represents advertisement distribution services provided by these related parties.
[7]	The amount represents promotion consulting expense provided by Xinjiang Xinzhongshuo Marketing Co., Ltd.